Debt (Details) - Schedule of components of debt - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt (Details) - Schedule of components of debt [Line Items]
Principal Outstanding	$ 2,296	$ 21,608
Unamortized Discount and Issuance Cost		(775)
Carrying Amount	2,296	20,833
Trinity Term Loan [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal Outstanding		12,000
Unamortized Discount and Issuance Cost		(665)
Carrying Amount		11,335
Short term loans, due 2021 [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal Outstanding	621	459
Unamortized Discount and Issuance Cost
Carrying Amount	621	459
PPP Loan, Due 2022 [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal Outstanding		1,868
Unamortized Discount and Issuance Cost
Carrying Amount		1,868
Tropez loan, Due 2021 [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal Outstanding		2,000
Unamortized Discount and Issuance Cost
Carrying Amount		2,000
Total term loans [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal Outstanding	621	16,327
Unamortized Discount and Issuance Cost		(665)
Carrying Amount	621	15,662
Revolving Line of Credit [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal Outstanding	1,675	1,675
Unamortized Discount and Issuance Cost
Carrying Amount	1,675	1,675
Embry Convertible Notes, Due 2021 [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal Outstanding		3,606
Unamortized Discount and Issuance Cost		(110)
Carrying Amount		$ 3,496